Annual Total Returns- DWS Managed Municipal Bond Fund (Class ACIS) [BarChart] - Class ACIS - DWS Managed Municipal Bond Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.70%	9.52%	(3.94%)	11.18%	2.94%	(0.08%)	5.31%	(0.11%)	7.73%	4.06%